Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	001-40847
Entity Registrant Name	MELI Kaszek Pioneer Corp
Entity Central Index Key	0001870258
Entity Tax Identification Number	98-1607040
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Individual Office No. 07-156
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	+598
Local Phone Number	2927 2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	MEKA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable